Convertible Preferred Stock - Summarizes The Preferred Stock Preferences in Connection with the Issuance Of The Series D (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Dividends paid or declared	$ 0	$ 0
Issuance price per share	$ 0.31
Series D Preferred Stock
Temporary Equity [Line Items]
Issuance price per share	$ 500,000